Property, plant and equipment - Potential future cash flows following the extension (Detail) € in Thousands	Dec. 31, 2019 EUR (€)
Disclosure of potential future cash flows following the extension [abstract]
Potential cash flows for extension options that are not reasonably certain to be exercised	€ 843
Potential cash flows for termination options that are reasonably cetain to be exercised	€ 174